Stockholders' Deficit (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 Vote $ / shares shares	Sep. 30, 2025 Vote $ / shares $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares
Preferred Stock
Preferred stock, number of shares authorized	4,000,000	4,000,000	4,000,000	4,000,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, number of votes per share | Vote	1	1	1
Number of shares issued upon conversion of preferred stock	1	1	1
Preferred stock, shares issued	200,592	200,592	137,672	137,672
Preferred stock, shares outstanding	200,592	200,592	137,672	137,672
Common Stock
Common stock, number of shares authorized	6,000,000	6,000,000	6,000,000	6,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	738,331	738,331	738,331	675,281
Common stock, shares outstanding	738,331	738,331	738,331	675,281
Common Stock Warrants
Common stock warrants, Outstanding	283,430	283,430	173,580	50,725
Common stock warrants, Exercise price | $ / shares	$ 100	$ 100	$ 100	$ 200
Number of shares retrained for repurchase	137,000	137,000	137,000
Preferred exchangeable shares, outstanding (in shares)	6,200	6,200	6,200
Common exchangeable shares, outstanding (in shares)	530,924	530,924	530,924
Exchangeable shares conversion ratio	1	1	1
Number of shares exchanged during the period	0	0	0	0
Minimum
Common Stock Warrants
Purchase price per share | $ / shares		$ 50
Maximum
Common Stock Warrants
Purchase price per share | $ / shares	$ 100
Series A Preferred Stock
Preferred Stock
Preferred stock, number of shares authorized	150,000	150,000	150,000
Preferred stock, shares issued	137,672	137,672	137,672
Preferred stock, shares outstanding	137,672	137,672	137,672
Series A-1 Preferred Stock
Preferred Stock
Preferred stock, number of shares authorized	62,920	62,920
Preferred stock, shares issued	62,920	62,920	0
Preferred stock, shares outstanding	62,920	62,920	0